WARRANT LIABILITIES - Change in the fair value of the warrant liabilities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of warrants	$ 2,370,376
Changes in estimated fair value	(2,367,632)
Estimated fair value as of June 30, 2021	$ 2,744